                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-3023

                                  FORUM FUNDS
                              Two Portland Square
                              Portland, ME 04101
                                 207-879-1900

                 Simon D. Collier, Principal Executive Officer
                              Two Portland Square
                              Portland, ME 04101
                                 207-553-7110

                       Date of fiscal year end: June 30

          Date of reporting period: July 1, 2007 - September 30, 2007

Item 1. Schedule of Investments.
--------------------------------------------------------------------------------
AUXIER FOCUS FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

SHARES          SECURITY DESCRIPTION                                   VALUE
------          --------------------                                 ----------
COMMON STOCKS 81.6%
CONSUMER DISCRETIONARY 7.4%
          8,000 Alaska Air Group, Inc. (a)                           $  184,720
          4,000 Costco Wholesale Corp.                                  245,480
         36,500 CVS Caremark Corp.                                    1,446,495
         18,700 DR Horton, Inc.                                         239,547
         25,100 Family Dollar Stores, Inc.                              666,656
         18,250 Home Depot, Inc.                                        592,030
         28,000 Lowe's Cos., Inc.                                       784,560
          5,000 McDonald's Corp.                                        272,350
         23,100 Nike, Inc., Class B                                   1,355,046
          1,500 Office Depot, Inc. (a)                                   30,930
         15,250 Sally Beauty Holdings, Inc. (a)                         128,863
          7,400 Signet Group PLC, ADR                                   127,946
         50,850 Wal-Mart Stores, Inc.                                 2,219,603
          8,600 Yum! Brands, Inc.                                       290,938
                                                                     ----------
                                                                      8,585,164
                                                                     ----------
CONSUMER STAPLES 33.0%
          9,250 Alberto-Culver Co.                                      229,307
        328,000 Alliance One International, Inc. (a)                  2,145,120
         35,150 Altria Group, Inc.                                    2,443,979
          8,750 Amgen, Inc. (a)                                         494,987
         22,850 Anheuser-Busch Cos., Inc.                             1,142,271
         28,304 Apollo Group, Inc. (a)                                1,702,486
          7,250 Avon Products, Inc.                                     272,092
         14,350 Bausch & Lomb, Inc.                                     918,400
        145,713 BioScrip, Inc. (a)                                      935,477
         14,950 Career Education Corp. (a)                              418,450
         60,050 Coca-Cola Co.                                         3,451,073
         10,349 Coventry Health Care, Inc. (a)                          643,811
          4,662 Covidien, Ltd.                                          193,473
         16,800 Diageo, PLC, ADR                                      1,473,864
          5,850 Equifax, Inc.                                           223,002
         15,810 Express Scripts, Inc. (a)                               882,514
          8,000 FirstService Corp., VTG (a)                             248,640
          1,600 FirstService Corp.                                       36,000
         16,250 GlaxoSmithKline, PLC, ADR                               864,500
         31,987 Gruma SAB de CV, ADR                                    419,350
         47,500 H&R Block, Inc.                                       1,006,050
        111,400 Health Management Associates, Inc., Class A             773,116
          7,600 Helen of Troy, Ltd. (a)                                 146,756
          9,600 ITT Educational Services, Inc. (a)                    1,168,224
         12,150 Johnson & Johnson                                       798,255
         32,468 Kraft Foods, Inc.                                     1,120,471
         17,070 LifePoint Hospitals, Inc. (a)                           512,271
         77,010 Lincoln Educational Services Corp. (a)                1,004,210
          9,750 MAXIMUS, Inc.                                           424,905
         11,250 Merck & Co., Inc.                                       581,512
          8,760 National Beverage Corp.                                  74,285
          2,000 Nestle SA, ADR                                          223,849
         45,200 Pfizer, Inc.                                          1,104,236
         29,100 Quest Diagnostics, Inc.                               1,681,107
         11,450 Safeway, Inc.                                           379,109
         12,004 Tesco, PLC, ADR                                         322,276
          3,000 TNS, Inc.                                                48,180
          9,000 Unilever NV                                             277,650
         25,900 UnitedHealth Group, Inc.                              1,254,337
         19,000 Universal Technical Institute, Inc. (a)                 342,000
         13,100 UST, Inc.                                               649,760
         22,271 WellPoint, Inc. (a)                                   1,757,627

AUXIER FOCUS FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (Unaudited)
--------------------------------------------------------------------------------
        96,770 Western Union Co.                                      2,029,267
        13,650 Wyeth                                                    608,108
         8,450 Zimmer Holdings, Inc. (a)                                684,366
                                                                     ----------
                                                                     38,110,723
                                                                     ----------
ENERGY 2.6%
        16,750 Chevron Corp.                                          1,567,465
         5,000 ConocoPhillips                                           438,850
         7,613 El Paso Corp.                                            129,193
         1,200 Gazpromneft OAO, ADR                                      25,080
           800 LUKOIL, ADR                                               66,640
           500 PetroChina Co., Ltd., ADR                                 92,555
         3,900 Petroleo Brasileiro SA, ADR                              294,450
         3,475 Spectra Energy Corp.                                      85,068
           550 Surgutneftegaz, ADR                                       37,538
         8,800 Willbros Group, Inc. (a)                                 299,200
                                                                     ----------
                                                                      3,036,039
                                                                     ----------
FINANCIALS 17.8%
         3,200 American Express Co.                                     189,984
        28,550 American International Group, Inc.                     1,931,407
         1,280 Ameriprise Financial, Inc.                                80,781
         3,450 AON Corp.                                                154,595
         9,950 Assurant, Inc.                                           532,325
        34,583 Bank of America Corp.                                  1,738,487
           502 Berkshire Hathaway, Inc., Class B (a)                  1,983,904
         3,125 Cascade Financial Corp.                                   47,906
        47,393 Citigroup, Inc.                                        2,211,831
         2,500 Discover Financial Services                               52,000
         5,450 Federal Home Loan Mortgage Corp.                         321,605
         5,544 JPMorgan Chase & Co.                                     254,026
        95,900 Marsh & McLennan Cos., Inc.                            2,445,450
           200 Marshall & Ilsley Corp.                                    8,754
         5,000 Morgan Stanley                                           315,000
        12,500 Old Republic International Corp.                         234,250
         3,050 Plum Creek Timber Co., Inc. (REIT)                       136,518
         2,600 Student Loan Corp.                                       468,832
        65,668 Travelers Cos., Inc.                                   3,305,727
        83,766 Unum Group                                             2,049,754
        51,850 Waddell & Reed Financial, Inc.                         1,401,506
         7,646 Washington Federal, Inc.                                 200,784
        12,750 Washington Mutual, Inc.                                  450,203
                                                                     ----------
                                                                     20,515,629
                                                                     ----------
INDUSTRIALS 5.8%
        44,450 AGCO Corp. (a)                                         2,256,726
        44,500 Blount International, Inc. (a)                           505,520
         3,000 Boeing Co.                                               314,970
        12,655 Burlington Northern Santa Fe Corp.                     1,027,206
        28,000 General Electric Co.                                   1,159,200
           900 Simpson Manufacturing Co., Inc.                           28,665
         4,662 Tyco Electronics, Ltd.                                   165,175
         4,662 Tyco International, Ltd.                                 206,713
        14,450 United Parcel Service, Inc., Class B                   1,085,195
                                                                     ----------
                                                                      6,749,370
                                                                     ----------
MATERIALS 3.9%
        21,200 Alcoa, Inc.                                              829,344
        14,000 Cia Vale do Rio Doce ADR                                 475,020
        47,350 Dow Chemical Co.                                       2,038,891
        23,950 EI Du Pont de Nemours & Co.                            1,186,962
                                                                     ----------
                                                                      4,530,217
                                                                     ----------

AUXIER FOCUS FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (Unaudited)
--------------------------------------------------------------------------------
TECHNOLOGY 1.9%
           37,350 Dell, Inc. (a)                                      1,030,860
           12,100 MoneyGram Internationl, Inc.                          273,339
           30,150 Microsoft Corp.                                       888,219
                                                                     ----------
                                                                      2,192,418
                                                                     ----------
TELECOMMUNICATIONS 9.2%
           20,750 AT&T, Inc.                                            877,932
           53,100 Comcast Corp., Class A (a)                          1,283,958
            4,594 Discovery Holding Co., Class A (a)                    132,537
           78,870 Interpublic Group of Cos., Inc. (a)                   818,671
           36,275 Motorola, Inc.                                        672,176
           49,150 SK Telecom Co., Ltd., ADR                           1,459,755
           53,750 Tele Norte Leste Participacoes SA, ADR              1,207,225
           21,760 Telecom Corp. of New Zealand, Ltd., ADR               369,050
           59,000 Telefonos de Mexico SAB de CV, ADR                  1,939,330
           46,500 Time Warner, Inc.                                     853,740
           14,990 Value Line, Inc.                                      738,557
            8,000 Viacom, Inc., Class B (a)                             311,760
                                                                     ----------
                                                                     10,664,691
                                                                     ----------
TOTAL COMMON STOCKS (COST $75,483,642)                               94,384,251
                                                                     ----------
NON-CONVERTIBLE PREFERRED STOCK 0.5%
UTILITIES 0.5%
              305 AEP Texas Central Co.                                  21,340
            1,500 Connecticut Light & Power                              51,563
            1,000 Connecticut Light & Power                              36,188
            1,500 Connecticut Light & Power                              51,281
            1,300 Great Plains Energy, Inc.                             108,381
            4,000 Hawaiian Electric Co.                                  60,125
              300 Indianapolis Power & Light Co.                         20,588
               78 MidAmerican Energy Co.                                  5,579
               80 MidAmerican Energy Co.                                  6,758
              200 NSTAR Electric Co.                                     15,606
            1,000 Pacific Enterprises                                    82,500
              400 Peco Energy Co.                                        29,400
              945 Public Service Electric & Gas Co.                      73,001
              300 Westar Energy, Inc.                                    24,872
                                                                     ----------
TOTAL PREFERRED STOCK (COST $494,214)                                   587,182
                                                                     ----------
EXCHANGE TRADED FUNDS 0.3%
MUTUAL FUNDS 0.3%
           10,000 iShares MSCI Germany Index Fund (Cost $94,200)        346,000
                                                                     ----------

AUXIER FOCUS FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY DESCRIPTION                         RATE      MATURITY    VALUE
---------   --------------------                      ----------- ---------- ----------
                                                                     DATE
                                                                     ----
CORPORATE BONDS 2.1%
CONSUMER STAPLES 0.8%
 $  300,000 Alliance One International, Inc.            11.00%    5/15/2012  $  320,250
    700,000 Tenet Healthcare Corp.                       6.38%    12/1/2011     616,000
                                                                             ----------
                                                                                936,250
                                                                             ----------
ENERGY 0.3%
    115,000 El Paso Corp.                                6.50%     6/1/2008     115,519
    190,000 El Paso Corp.                                6.70%    2/15/2027     163,220
                                                                             ----------
                                                                                278,739
                                                                             ----------
FINANCIALS 0.6%
    173,278 FINOVA Group, Inc. (b)                       7.50%    11/15/2009     34,656
    670,000 GMAC, LLC                                    4.38%    12/10/2007    666,771
      6,128 Scotia Pacific Co., LLC (b)                  6.55%    1/20/2007       5,638
                                                                             ----------
                                                                                707,065
                                                                             ----------
INDUSTRIALS 0.2%
     94,000 Waste Management, Inc.                       7.40%     8/1/2010      99,554
     71,000 Waste Management, Inc.                       7.70%    3/15/2011      76,949
                                                                             ----------
                                                                                176,503
                                                                             ----------
UTILITIES 0.2%
    275,000 Sierra Pacific Power Co.                     8.00%     6/1/2008     280,208
                                                                             ----------
CORPORATE BONDS (Cost $2,489,129)                                             2,378,765
                                                                             ----------
SHARES
------
FOREIGN MUNICIPAL BONDS 1.2%
UTILITIES 1.2%
  1,500,000 Ontario Hydro Residual Strip (Canada) (c)    5.51%    10/1/2020     793,958
    356,000 Ontario Hydro Residual Strip (Canada) (c) 5.47%-5.65% 11/27/2020    186,822
    605,000 Ontario Hydro Residual Strip (Canada) (c)    5.61%    10/15/2021    302,287
    235,000 Ontario Hydro Residual Strip (Canada) (c)    5.75%    8/18/2022     112,456
                                                                             ----------
TOTAL FOREIGN MUNICIPAL BONDS (Cost $896,154)                                 1,395,523
                                                                             ----------
PRINCIPAL
---------
US TREASURY SECURITIES 2.6%
 $   65,000 United States Treasury Note                  3.75%    5/15/2008      64,853
    460,000 United States Treasury Note                  3.88%    7/15/2010     458,814
    260,000 United States Treasury Note                  4.25%    10/31/2007    260,163
    500,000 United States Treasury Note                  4.25%    11/30/2007    500,352
    685,000 United States Treasury Note                  4.38%    1/31/2008     685,964
  1,000,000 United States Treasury Note                  4.63%    2/29/2008   1,002,188
                                                                             ----------
TOTAL US TREASURY SECURITIES (Cost $2,966,936)                                2,972,334
                                                                             ----------

AUXIER FOCUS FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS 10.6%

SHARES
------
MONEY MARKET FUND 6.3%
       7,321,249 Citi Institutional Cash Reserves, Class O, 5.21%
                   (Cost $7,321,249)                                  7,321,249
                                                                   ------------

PRINCIPAL
---------
MONEY MARKET DEPOSIT ACCOUNT 4.3%
      $4,984,377 Citibank Money Market Deposit Account, 4.72%
                   (Cost $4,984,377)                                  4,984,377
                                                                   ------------
TOTAL SHORT-TERM INVESTMENTS (Cost $12,305,626)*                     12,305,626
                                                                   ------------
TOTAL INVESTMENTS -- 98.9% (Cost $94,723,476)                      $114,369,681
OTHER ASSETS & LIABILITIES, NET -- 1.1%                               1,262,141
                                                                   ------------
NET ASSETS -- 100.0%                                               $115,631,822
                                                                   ------------
--------
ADR  American Depositary Receipt
PLC  Public Limited Company
REIT Real Estate Investment Trust
(a)  Non-income producing security.
(b) Securities are currently on default and are on scheduled interest or principal payment.
(c)  Zero coupon bond. Interest rate presented is yield to maturity.
 * Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation              $23,124,781
Gross Unrealized Depreciation               (3,478,576)
                                           -----------
Net Unrealized Appreciation (Depreciation) $19,646,205
                                           ===========

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

--------------------------------------------------------------------------------
DFDENT PREMIER GROWTH FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

SHARES        SECURITY DESCRIPTION                                     VALUE
------        --------------------                                  -----------
COMMON STOCK - 96.4%
AGRIBUSINESS - 2.0%
      170,000 Archer-Daniels-Midland Co.                            $ 5,623,600
                                                                    -----------
AUTOMOTIVE - 3.5%
      355,000 Carmax, Inc. (a)                                        7,217,150
       42,000 Keystone Automotive Industries, Inc. (a)                2,005,920
       10,000 O'Reilly Automotive, Inc. (a)                             334,100
                                                                    -----------
                                                                      9,557,170
                                                                    -----------
BANKING - 1.9%
      142,500 East West Bancorp, Inc.                                 5,124,300
                                                                    -----------
BUSINESS SERVICES - 6.0%
       92,000 Ansys, Inc. (a)                                         3,143,640
      165,000 Heartland Payment Systems, Inc.                         4,240,500
      210,000 Iron Mountain, Inc. (a)                                 6,400,800
       60,000 Paychex, Inc.                                           2,460,000
                                                                    -----------
                                                                     16,244,940
                                                                    -----------
COMMUNICATIONS - 3.0%
      101,000 NII Holdings, Inc. (a)                                  8,297,150
                                                                    -----------
COMMUNICATION EQUIPMENT - 2.3%
      150,000 Qualcomm, Inc.                                          6,339,000
                                                                    -----------
DISTRIBUTION - 4.3%
      190,000 Fastenal Co.                                            8,627,900
      165,000 Houston Wire & Cable Co.                                2,988,150
                                                                    -----------
                                                                     11,616,050
                                                                    -----------
ELECTRONICS - 1.8%
      192,000 Intel Corp.                                             4,965,120
                                                                    -----------
ENERGY SERVICES - 3.9%
       10,800 Core Laboratories NV (a)                                1,375,812
       60,000 Schlumberger, Ltd.                                      6,300,000
       40,000 Smith International, Inc.                               2,856,000
                                                                    -----------
                                                                     10,531,812
                                                                    -----------
ENERGY SOURCES - 5.8%
       39,000 Apache Corp.                                            3,512,340
      137,000 St. Mary Land & Exploration Co.                         4,886,790
      117,000 Ultra Petroleum Corp. (a)                               7,258,680
                                                                    -----------
                                                                     15,657,810
                                                                    -----------
ENGINEERING - 3.3%
      118,000 Jacobs Engineering Group, Inc. (a)                      8,918,440
                                                                    -----------

ENTERTAINMENT - 0.8%
        50,000 Clear Channel Communications, Inc.                     1,872,000
        18,000 Comcast Corp. (a)                                        431,280
                                                                     ----------
                                                                      2,303,280
                                                                     ----------
FINANCIAL SERVICES - 3.3%
       160,000 T Rowe Price Group, Inc.                               8,910,400
                                                                     ----------
HEALTHCARE - 1.3%
        65,000 Healthways, Inc. (a)                                   3,508,050
                                                                     ----------
HEALTH CARE SERVICES - 1.3%
       180,000 PSS World Medical, Inc. (a)                            3,443,400
                                                                     ----------
HOUSEHOLD PRODUCTS - 1.2%
        45,000 Procter & Gamble Co.                                   3,165,300
                                                                     ----------
INDUSTRIAL SUPPLIES - 10.3%
        83,000 Actuant Corp., Class A                                 5,392,510
        30,000 Caterpillar, Inc.                                      2,352,900
        70,000 Donaldson Co., Inc.                                    2,923,200
       170,000 General Electric Co.                                   7,038,000
        88,000 Graco, Inc.                                            3,441,680
        50,500 Raven Industries, Inc.                                 2,022,525
        72,000 Roper Industries, Inc.                                 4,716,000
                                                                     ----------
                                                                     27,886,815
                                                                     ----------
INFRASTRUCTURE - 3.4%
       217,000 Chicago Bridge & Iron Co. NV                           9,344,020
                                                                     ----------
INSURANCE - 5.3%
        87,000 American International Group, Inc.                     5,885,550
       150,000 Brown & Brown, Inc.                                    3,945,000
         7,000 Markel Corp. (a)                                       3,388,000
         2,400 White Mountains Insurance Group, Ltd.                  1,247,400
                                                                     ----------
                                                                     14,465,950
                                                                     ----------
IT SERVICES - 1.6%
       156,000 SRA International, Inc., Class A (a)                   4,380,480
                                                                     ----------
LIFE SCIENCES - 3.2%
        38,000 Genentech, Inc. (a)                                    2,964,760
        72,000 Laboratory Corp. of America Holdings (a)               5,632,560
                                                                     ----------
                                                                      8,597,320
                                                                     ----------
LOGISTICS - 4.8%
       196,000 Expeditors International Washington, Inc.              9,270,800
       165,000 UTi Worldwide, Inc.                                    3,791,700
                                                                     ----------
                                                                     13,062,500
                                                                     ----------
MEDICAL PRODUCTS - 6.0%
        47,000 Alcon, Inc.                                            6,764,240
        80,000 Medtronic, Inc.                                        4,512,800
        74,000 Stryker Corp.                                          5,088,240
                                                                     ----------
                                                                     16,365,280
                                                                     ----------

MERCHANDISING - 5.7%
      60,000 Lowe's Cos., Inc.                                       1,681,200
      45,000 Tractor Supply Co. (a)                                  2,074,050
     150,000 Walgreen Co.                                            7,086,000
      94,000 Whole Foods Market, Inc.                                4,602,240
                                                                  ------------
                                                                    15,443,490
                                                                  ------------
POSITIONING SOLUTIONS - 4.5%
      36,000 Garmin Ltd.                                             4,298,400
     206,000 Trimble Navigation, Ltd. (a)                            8,077,260
                                                                  ------------
                                                                    12,375,660
                                                                  ------------
VETERINARY CARE - 5.9%
      77,500 Idexx Laboratories, Inc. (a)                            8,493,225
     180,000 VCA Antech, Inc. (a)                                    7,515,000
                                                                  ------------
                                                                    16,008,225
                                                                  ------------
Total Common Stock (Cost $220,615,678)                             262,135,562
                                                                  ------------
PRINCIPAL
---------
SHORT-TERM INVESTMENT - 5.0%
MONEY MARKET DEPOSIT ACCOUNT - 5.0%
 $13,676,925 Citibank Money Market Deposit Account, 4.72%
               (Cost $13,676,925)                                   13,676,925
                                                                  ------------
TOTAL INVESTMENTS - 101.4%                                        $275,812,487
(COST $234,292,603)*
Other Assets and Liabilities, Net - (1.4)%                          (3,881,947)
                                                                  ------------
TOTAL NET ASSETS - 100.0%                                         $271,930,540
                                                                  ============

--------
(a) Non-income producing security.
 * Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

          Gross Unrealized Appreciation                            $43,561,140
          Gross Unrealized Depreciation                             (2,041,256)
                                                                   -----------
          Net Unrealized Appreciation (Depreciation)               $41,519,884
                                                                   ===========

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

--------------------------------------------------------------------------------
GOLDEN LARGE CORE VALUE FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

SHARES           SECURITY DESCRIPTION                                  VALUE
------           --------------------                               -----------
COMMON STOCK - 98.6%
CONSUMER DISCRETIONARY - 9.9%
          62,560 McDonald's Corp.                                   $ 3,407,643
         101,700 Newell Rubermaid, Inc.                               2,930,994
          56,120 Nike, Inc., Class B                                  3,291,999
          60,920 Nordstrom, Inc.                                      2,856,539
          45,620 Sherwin-Williams Co.                                 2,997,690
                                                                    -----------
                                                                     15,484,865
                                                                    -----------
CONSUMER STAPLES - 5.8%
          44,390 Clorox Co.                                           2,707,346
          55,580 Kellogg Co.                                          3,112,480
          44,855 Procter & Gamble Co.                                 3,155,101
                                                                    -----------
                                                                      8,974,927
                                                                    -----------
ENERGY - 10.7%
          33,600 Chevron Corp.                                        3,144,288
          40,285 ConocoPhillips                                       3,535,814
          37,630 Exxon Mobil Corp.                                    3,483,033
          51,355 Occidental Petroleum Corp.                           3,290,828
          52,100 Tidewater, Inc.                                      3,273,964
                                                                    -----------
                                                                     16,727,927
                                                                    -----------
FINANCIALS - 18.6%
          48,530 ACE, Ltd.                                            2,939,462
          47,865 Allstate Corp.                                       2,737,399
          74,540 AON Corp.                                            3,340,137
          56,895 Bank of America Corp.                                2,860,112
          66,865 Bank of New York Mellon Corp.                        2,951,421
          15,270 Goldman Sachs Group, Inc.                            3,309,620
          56,125 JPMorgan Chase & Co.                                 2,571,647
          41,795 Lincoln National Corp.                               2,757,216
          33,175 Merrill Lynch & Co., Inc.                            2,364,714
          44,875 MetLife, Inc.                                        3,129,134
                                                                    -----------
                                                                     28,960,862
                                                                    -----------
HEALTH CARE - 13.6%
          63,210 Aetna, Inc.                                          3,430,407
          56,900 Baxter International, Inc.                           3,202,332
          37,085 Becton Dickinson & Co.                               3,042,824
          59,400 Cigna Corp.                                          3,165,426
          43,540 Johnson & Johnson                                    2,860,578
          59,630 Merck & Co., Inc.                                    3,082,275
          53,695 Wyeth                                                2,392,112
                                                                    -----------
                                                                     21,175,954
                                                                    -----------
INDUSTRIALS - 14.1%
          36,170 3M Co.                                               3,384,789

          56,970 Cooper Industries, Ltd., Class A                   2,910,597
          35,080 Eaton Corp.                                        3,474,323
          26,030 FedEx Corp.                                        2,726,642
          29,700 Lockheed Martin Corp.                              3,222,153
          34,825 Terex Corp. (a)                                    3,100,122
          39,760 United Technologies Corp.                          3,199,885
                                                                 ------------
                                                                   22,018,511
                                                                 ------------
INFORMATION TECHNOLOGY - 17.9%
          82,210 Agilent Technologies, Inc. (a)                     3,031,905
          79,045 Amdocs, Ltd. (a)                                   2,939,684
         143,120 Applied Materials, Inc.                            2,962,584
          96,880 BMC Software, Inc. (a)                             3,025,562
          69,915 Hewlett-Packard Co.                                3,481,068
          29,560 IBM Corp.                                          3,482,168
          96,175 Microsoft Corp.                                    2,833,316
         154,800 Oracle Corp. (a)                                   3,351,420
         161,460 Xerox Corp. (a)                                    2,799,716
                                                                 ------------
                                                                   27,907,423
                                                                 ------------
MATERIALS - 4.0%
          92,745 Pactiv Corp. (a)                                   2,658,072
          43,150 Praxair, Inc.                                      3,614,244
                                                                 ------------
                                                                    6,272,316
                                                                 ------------
TELECOMMUNICATION SERVICES - 2.1%
          75,380 AT&T, Inc.                                         3,189,328
                                                                 ------------
UTILITIES - 1.9%
          34,030 Constellation Energy Group, Inc.                   2,919,434
                                                                 ------------
Total Common Stock (Cost $136,407,473)                            153,631,547
                                                                 ------------
SHORT-TERM INVESTMENTS - 1.9%
MONEY MARKET FUND - 1.9%
       2,985,808 Fidelity Institutional Cash Money Market Fund,
                 5.32% (Cost $2,985,808)                            2,985,808
                                                                 ------------
Total Investments - 100.5% (Cost $139,393,281)*                  $156,617,355
Other Assets & Liabilities, Net - (0.5)%                             (799,382)
                                                                 ------------
NET ASSETS - 100.0%                                              $155,817,973
                                                                 ============

--------
(a) Non-income producing security.
 * Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

          Gross Unrealized Appreciation                           $18,199,655
          Gross Unrealized Depreciation                              (975,581)
                                                                  -----------
          Net Unrealized Appreciation (Depreciation)              $17,224,074
                                                                  ===========

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

--------------------------------------------------------------------------------
GOLDEN SMALL CORE VALUE FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

SHARES      SECURITY DESCRIPTION                         VALUE
------      --------------------                      ------------
COMMON STOCK - 97.8%
CONSUMER DISCRETIONARY - 10.6%
    133,105 Aeropostale, Inc. (a)                     $  2,536,981
    126,485 Collective Brands, Inc. (a)                  2,790,259
     78,915 Men's Wearhouse, Inc.                        3,986,786
     73,355 Steiner Leisure, Ltd. (a)                    3,183,607
     96,990 The Warnaco Group, Inc. (a)                  3,789,399
    113,670 Tupperware Brands Corp.                      3,579,468
    120,125 Wolverine World Wide, Inc.                   3,291,425
                                                      ------------
                                                        23,157,925
                                                      ------------
COMMERCIAL STAPLES - 1.7%
     91,835 NBTY, Inc. (a)                               3,728,501
                                                      ------------
ENERGY - 8.7%
    103,815 Frontier Oil Corp.                           4,322,857
    170,365 Global Industries, Ltd. (a)                  4,388,602
     84,100 Oil States International, Inc. (a)           4,062,030
    352,930 Parker Drilling Co. (a)                      2,865,792
    328,120 USEC, Inc. (a)                               3,363,230
                                                      ------------
                                                        19,002,511
                                                      ------------
FINANCIALS - 11.5%
    123,325 Advanta Corp., Class B                       3,381,571
    198,581 Amerisafe, Inc. (a)                          3,284,530
    211,160 CNA Surety Corp. (a)                         3,722,751
    118,155 Harleysville Group, Inc.                     3,778,597
     96,290 Philadelphia Consolidated Holding Co. (a)    3,980,629
     64,190 ProAssurance Corp. (a)                       3,457,915
     79,506 Zenith National Insurance Corp.              3,569,024
                                                      ------------
                                                        25,175,017
                                                      ------------
HEALTH CARE - 15.6%
     56,580 Chemed Corp.                                 3,517,013
    123,145 Conmed Corp. (a)                             3,446,828
    121,385 Immucor, Inc. (a)                            4,339,514
    136,320 KV Pharmaceutical Co., Class A (a)           3,898,752
    111,415 Omrix Biopharmaceuticals, Inc. (a)           3,934,064
     98,715 OSI Pharmaceuticals, Inc. (a)                3,355,323
     63,635 Pediatrix Medical Group, Inc. (a)            4,163,002
    143,355 Sciele Pharma, Inc. (a)                      3,730,097
     59,675 Techne Corp. (a)                             3,764,299
                                                      ------------
                                                        34,148,892
                                                      ------------
INDUSTRIALS - 21.7%
     61,587 Acuity Brands, Inc.                          3,108,912
     98,272 Ametek, Inc.                                 4,247,316
     72,335 Belden, Inc.                                 3,393,235
     81,465 Crane Co.                                    3,907,876
     88,860 Gardner Denver, Inc. (a)                     3,465,540
    116,905 Horizon Lines, Inc., Class A                 3,569,110
    172,432 Knoll, Inc.                                  3,058,944
     70,230 Landstar System, Inc.                        2,947,553
     52,590 Lincoln Electric Holdings, Inc.              4,081,510

        70,880 Ryder System, Inc.                                    3,473,120
        66,695 Toro Co.                                              3,923,667
       100,415 Wabtec Corp.                                          3,761,546
        73,355 Woodward Governor Co.                                 4,577,352
                                                                  ------------
                                                                    47,515,681
                                                                  ------------
INFORMATION TECHNOLOGY - 19.2%
       175,540 ADC Telecommunications, Inc. (a)                      3,442,339
       186,120 Advanced Energy Industries, Inc. (a)                  2,810,412
       295,090 Amkor Technology, Inc. (a)                            3,399,437
       253,385 Arris Group, Inc. (a)                                 3,129,305
       214,010 Brooks Automation, Inc. (a)                           3,047,502
        75,695 CommScope, Inc. (a)                                   3,802,917
       141,955 MKS Instruments, Inc. (a)                             2,699,984
       279,255 MPS Group, Inc. (a)                                   3,113,693
       361,570 ON Semiconductor Corp. (a)                            4,541,319
       295,413 Premiere Global Services, Inc. (a)                    3,736,974
       279,526 Smart Modular Technologies WWH, Inc. (a)              1,998,611
       191,540 SYKES Enterprises, Inc. (a)                           3,181,479
       107,255 Tektronix, Inc.                                       2,975,254
                                                                  ------------
                                                                    41,879,226
                                                                  ------------
MATERIALS - 5.5%
        40,990 Haynes International, Inc. (a)                        3,499,316
        71,415 OM Group, Inc. (a)                                    3,771,426
        63,785 Schnitzer Steel Industries, Inc.                      4,674,803
                                                                  ------------
                                                                    11,945,545
                                                                  ------------
UTILITIES - 3.3%
        75,385 Allete, Inc.                                          3,374,233
        84,241 Suburban Propane Partners LP                          3,740,300
                                                                  ------------
                                                                     7,114,533
                                                                  ------------
Total Common Stock (Cost $207,210,026)                             213,667,831
                                                                  ------------
SHORT-TERM INVESTMENTS - 2.3%
MONEY MARKET FUND - 2.3%
     5,037,903 Fidelity Institutional Cash Money Market Fund,
                 5.32% ($5,037,903)                                  5,037,903
                                                                  ------------
Total Investments - 100.1% (Cost $212,247,929)*                   $218,705,734
Other Assets & Liabilities, Net - (0.1%)                              (169,142)
                                                                  ------------
NET ASSETS - 100.0%                                               $218,536,592
                                                                  ============
--------
(a) Non-income producing security.
 * Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

          Gross Unrealized Appreciation                           $ 19,526,670
          Gross Unrealized Depreciation                            (13,068,865)
                                                                  ------------
          Net Unrealized Appreciation (Depreciation)              $  6,457,805
                                                                  ============

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Item 2. Controls and Procedures.

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Act as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:   /s/ Simon D. Collier
      --------------------------------
      Simon D. Collier, Principal Executive Officer

Date: 11/27/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Simon D. Collier
      --------------------------------
      Simon D. Collier, Principal Executive Officer

Date: 11/27/07

By:   /s/ Trudance L.C. Bakke
      --------------------------------
      Trudance L.C. Bakke, Principal Financial Officer

Date: 11/27/07